Acquisitions and Other Significant Business Activities (Future annual principal payments) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Acquisitions And Other Significant Business Activities Future Annual Principal Payments Details
2018	$ 5,143
2019	5,143
2020	5,143
2021	5,143
2022	5,143
Thereafter	6,571
Total	$ 32,286